GOODWILL AND INTANGIBLE ASSETS - Disclosure of composition of intangible assets and accumulated amortization (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		$ 96,411	$ 55,116
Balance at end of year		117,670	96,411	$ 55,116
Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	42,964	31,600
Balance at end of year	[1]	57,431	42,964	31,600
Distribution rights and Brand
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	5,747	3,031
Balance at end of year	[2]	5,871	5,747	3,031
Customer relationships purchased
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	12,656	7,191
Balance at end of year	[2]	13,278	12,656	7,191
Technology
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	21,543	2,401
Balance at end of year	[1]	21,254	21,543	2,401
Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		12,866	10,196
Balance at end of year		19,263	12,866	10,196
Patents
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	635	697
Balance at end of year	[1]	573	635	697
Cost
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		128,900	79,440	55,687
Additions		22,611	16,773	14,615
Acquired through business combinations		16,928	33,085	10,742
Disposals			(138)
Translation differences		(2,274)	(260)	(1,604)
Balance at end of year		166,165	128,900	79,440
Cost | Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	66,415	49,806	34,209
Additions	[1]	20,930	16,773	14,615
Acquired through business combinations	[1]	0	0	1,261
Disposals	[1]		(138)
Translation differences	[1]	(38)	(26)	(279)
Balance at end of year	[1]	87,307	66,415	49,806
Cost | Distribution rights and Brand
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	8,323	5,292	5,292
Additions	[2]	0	0	0
Acquired through business combinations	[2]	1,292	3,031	0
Disposals	[2]		0
Translation differences	[2]	(211)	0	0
Balance at end of year	[2]	9,404	8,323	5,292
Cost | Customer relationships purchased
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	15,916	8,884	4,188
Additions	[2]	0	0	0
Acquired through business combinations	[2]	4,882	7,092	5,046
Disposals	[2]		0
Translation differences	[2]	(644)	(60)	(350)
Balance at end of year	[2]	20,154	15,916	8,884
Cost | Technology
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	24,574	4,456	2,921
Additions	[1]	1,681	0	0
Acquired through business combinations	[1]	3,591	20,148	1,711
Disposals	[1]		0
Translation differences	[1]	(615)	(30)	(176)
Balance at end of year	[1]	29,231	24,574	4,456
Cost | Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		12,866	10,196	8,271
Additions		0	0	0
Acquired through business combinations		7,163	2,814	2,724
Disposals			0
Translation differences		(766)	(144)	(799)
Balance at end of year		19,263	12,866	10,196
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	806	806	806
Additions	[1]	0	0	0
Acquired through business combinations	[1]	0	0	0
Disposals	[1]		0
Translation differences	[1]	0	0	0
Balance at end of year	[1]	806	806	806
Accumulated amortization:
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		(32,489)	(24,324)	(17,886)
Amortization		16,221	8,321	5,435
Acquired through business combinations				1,116
Disposals			(138)
Translation differences		(215)	(18)	(113)
Balance at end of year		(48,495)	(32,489)	(24,324)
Accumulated amortization: | Capitalized Development costs
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	(23,451)	(18,206)	(13,454)
Amortization	[1]	6,428	5,386	3,642
Acquired through business combinations	[1]			1,116
Disposals	[1]		(138)
Translation differences	[1]	(3)	(3)	(6)
Balance at end of year	[1]	(29,876)	(23,451)	(18,206)
Accumulated amortization: | Distribution rights and Brand
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	(2,576)	(2,261)	(1,996)
Amortization	[2]	969	315	265
Acquired through business combinations	[2]			0
Disposals	[2]		0
Translation differences	[2]	(12)	0	0
Balance at end of year	[2]	(3,533)	(2,576)	(2,261)
Accumulated amortization: | Customer relationships purchased
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[2]	(3,260)	(1,693)	(843)
Amortization	[2]	3,684	1,574	902
Disposals	[2]		0
Translation differences	[2]	(68)	(7)	(52)
Balance at end of year	[2]	(6,876)	(3,260)	(1,693)
Accumulated amortization: | Technology
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	(3,031)	(2,055)	(1,546)
Amortization	[1]	5,078	984	564
Disposals	[1]		0
Translation differences	[1]	(132)	(8)	(55)
Balance at end of year	[1]	(7,977)	(3,031)	(2,055)
Accumulated amortization: | Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		0	0	0
Amortization		0	0	0
Disposals			0
Translation differences		0	0	0
Balance at end of year		0	0	0
Accumulated amortization: | Patents
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	[1]	(171)	(109)	(47)
Amortization	[1]	62	62	62
Disposals	[1]		0
Translation differences	[1]	0	0	0
Balance at end of year	[1]	$ (233)	$ (171)	$ (109)

[1]	Amortization of technology, patents and development costs are included in “depreciation and amortization in respect of technology, patents and capitalized development costs”.
[2]	Amortization of customer relationship and distribution rights are included under selling, general and administrative expenses.